Fair value measurements	12 Months Ended
Mar. 31, 2013
Fair value measurements

21. Fair value measurements

ASC820, “Fair Value Measurements and Disclosures” defines that fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. The three levels of inputs used to measure fair value are as follows:

Level 1	–	Quoted prices in active markets for identical assets or liabilities

Level 2	–	Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly

Level 3	–	Unobservable inputs for the assets or liabilities

Assets and liabilities that are measured at fair value on a recurring basis

The fair value hierarchy levels of assets and liabilities that are measured at fair value on a recurring basis at March 31, 2013 and 2012 are as follows:

At March 31, 2013	Millions of yen
	Level 1	Level 2	Level 3	Total
Assets
Investment securities available for sale
Manufacturing industry	¥28,061	¥—	¥—	¥28,061
Financial service industry	19,299	—	—	19,299
Other	3,594	—	—	3,594
Derivatives
Forward contracts	—	507	—	507
Option contracts	—	—	—	—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	—	332	—	332

Total	¥50,954	¥839	¥—	¥51,793

Liabilities
Derivatives
Forward contracts	¥—	¥10,023	¥—	¥10,023
Interest rate swaps, cross-currency swaps and interest rate cap agreements	—	2,126	—	2,126
Other	—	76,239	639	76,878

Total	¥—	¥88,388	¥639	¥89,027

At March 31, 2012	Millions of yen
	Level 1	Level 2	Level 3	Total
Assets
Investment securities available for sale
Manufacturing industry	¥27,172	¥—	¥—	¥27,172
Financial service industry	16,166	—	—	16,166
Other	2,595	—	—	2,595
Derivatives
Forward contracts	—	2,250	—	2,250
Option contracts	—	5	—	5
Interest rate swaps, cross-currency swaps and interest rate cap agreements	—	1,590	—	1,590

Total	¥45,933	¥3,845	¥—	¥49,778

Liabilities
Derivatives
Forward contracts	¥—	¥8,543	¥—	¥8,543
Interest rate swaps, cross-currency swaps and interest rate cap agreements	—	1,177	—	1,177
Other	—	53,103	752	53,855

Total	¥—	¥62,823	¥752	¥63,575

Investment securities available for sale

Marketable equity securities are classified in Level 1 in the fair value hierarchy. Marketable equity securities are measured using a market approach based on the quoted market prices in active markets.

Derivatives (Notes 19 and 20)

Derivatives primarily represent foreign exchange contracts and interest rate swap agreements. The fair value of foreign exchange contracts is based on a valuation model that discounts cash flows resulting from the differential between contract rate and the market-based forward rate and is classified in Level 2 in the fair value hierarchy. The fair value of interest rate swap agreements is based on a valuation model that discounts cash flows based on the terms of the contract and the swap curves and is classified in Level 2 in the fair value hierarchy.

Other

Other primarily represents loans which are measured at fair value under the Fair Value Option of ASC 825, “Financial Instruments”. The fair value of loans is based on a valuation model based on market yield curve data and credit spread data and is classified in Level 2 in the fair value hierarchy. The credit spread data was obtained through use of credit default swaps for each counterparty.

The following table summarizes information about changes of Level 3 for the years ended March 31, 2013, 2012 and 2011:

	Millions of yen
	2013	2012	2011
Balance, beginning of year	¥(752)	¥(859)	¥(2,280)
Total gains or losses (realized / unrealized)	113	107	219
Included in earnings	190	93	6
Included in other comprehensive income (loss)	(77)	14	213
Total purchases, issuances and settlements	—	—	1,202
Purchases	—	—	—
Issuances	—	—	—
Settlements	—	—	1,202

Balance, end of period	¥(639)	¥(752)	¥(859)

The amount of unrealized gains on classified in Level 3 liabilities recognized in earnings for the years ended March 31, 2013, 2012 and 2011 related to liabilities still held at March 31, 2013, 2012 and 2011 were gains of ¥190 million, ¥93 million and ¥6 million, respectively. These gains were reported in other expense, net of the consolidated statements of income.

Assets and liabilities that are measured at fair value on a non-recurring basis

Komatsu measured certain other investment securities at cost at fair value by using various evaluation models based on inputs that are unobservable in the market such as cash flow projection, which are classified as Level 3 in the fair value hierarchy. As of March 31, 2013, an other investment security at cost was written down from their book value of ¥4,411 million to its fair value of ¥425 million estimated from its cash flow projection, and Komatsu recognized impairment losses of ¥3,986 million for the years ended March 31, 2013, which are reported in other expenses, net of the consolidated statements of income.